Summary Of Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Statement of Compliance
a.	Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB.
Basis of Preparation
b.	Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for financial instruments measured at fair value, contingent considerations assumed in business combinations, and net defined benefit liabilities which are measured at the present value of the defined benefit obligation less the fair value of plan assets.
The fair value measurements, which are grouped into Levels 1 to 3 based on the degree to which the fair value measurement inputs are observable and based on the significance of the inputs to the fair value measurement in its entirety, are described as follows:

1)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

2)
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for an asset or a liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

3)	Level 3 inputs are unobservable inputs for an asset or a liability.

Classification of Current and Non-current Assets and Liabilities
c.	Classification of current and non-current assets and liabilities
Current assets include cash and cash equivalents and those assets held primarily for trading purposes or expected to be realized within twelve months after the balance sheet date, unless the asset is to be used for an exchange or to settle a liability, or otherwise remains restricted, at more than twelve months after the balance sheet date. Current liabilities are obligations incurred for trading purposes or to be settled within twelve months after the balance sheet date (even if an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the balance sheet date and before the consolidated financial statements are authorized for issue) and liabilities that do not have an unconditional right to defer settlement for at least 12 months after the balance sheet date (terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification). Assets and liabilities that are not classified as current are classified as non-current.

The Group engages in the real estate development business which has an operating cycle of over one year. The normal operating cycle applies when considering the classification of the Group’s real estate development-related assets and liabilities.

Basis of Consolidation
d.	Basis of consolidation

1)	Principles for preparing consolidated financial statements
The consolidated financial statements incorporate the financial statements of the Company and the entities controlled by the Company (i.e. its subsidiaries).
Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of profit or loss and other comprehensive income from the effective dates of acquisitions up to the effective dates of disposals, as appropriate.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the interests of the Group and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.
When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and any investment retained in the former subsidiary at its fair value at the date when control is lost and (ii) the assets (including any goodwill) and liabilities and any non-controlling
interests of the former subsidiary at their carrying amounts at the date when control is lost. The Group accounts for all amounts recognized in other comprehensive income in relation to that subsidiary on the same basis as would be required had the Group directly disposed of the related assets or liabilities.

2)	The detail information of the subsidiaries was as follows:

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

The Company	ASE	Engaged in the packaging and testing of semiconductors	R.O.C.	100.0	100.0
	USI Inc. (“USIINC”)	Holding company	R.O.C.	100.0	100.0
	SPIL	Engaged in the assembly, testing and turnkey services of integrated circuit	R.O.C.	100.0	100.0
	ASE Social Enterprise Co., Ltd.	Engaged in social services, and was established in June 2022	R.O.C.	100.0	100.0
	ASE Global Integrated Solutions Co., Ltd.	Engaged in integration-relevant services, and was established in September 2023	R.O.C.	—	100.0
ASE	A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
	J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
	Innosource Limited	Holding company	British Virgin Islands	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Omniquest Industrial Limited	Holding company	British Virgin Islands	71.0	71.0
	ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
	ASE Test, Inc. (“ASET”)	Engaged in the testing of semiconductors	R.O.C.	100.0	100.0
	Luchu Development Corporation (“LUCHU”)	Engaged in the development of real estate properties, and was disposed in December 2023 (Note 30)	R.O.C.	67.1	—
	Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in the manufacturing of integrated circuit	R.O.C.	7.6	7.6
	ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
	ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
ASET	Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
	Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
	LUCHU	Engaged in the development of real estate properties, and was disposed in December 2023 (Note 30)	R.O.C.	19.0	—
	TLJ Intertech Inc.	Engaged in information software services	R.O.C.	60.0	60.0
	AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	43.4	43.4
A.S.E. Holding Limited	ASE Investment (Labuan) Inc.	Holding company	Malaysia	70.1	70.1
	ASE Test Limited (“ASE Test”)	Holding company	Singapore	10.2	10.2
	ASE Technology Partners, Limited	Holding company	British Cayman Islands	100.0	100.0
	Integrated Solutions Enterprise Europe (“ITGEU”)	Trading company	Belgium	100.0	100.0
J&R Holding	ASE Test	Holding company	Singapore	89.8	89.8
	Omniquest Industrial Limited	Holding company	British Virgin Islands	8.4	8.4
	J&R Industrial Inc.	Engaged in leasing equipment and investing activity	R.O.C.	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASE Japan Co., Ltd.	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
	ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
	Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
Innosource Limited	Omniquest Industrial Limited	Holding company	British Virgin Islands	20.6	20.6
	ASE (Shanghai) Inc. (“ASEMTL”)	Engaged in the production of substrates	Shanghai, China	8.5	8.5
	ASE Enterprise Management (Shanghai) Inc. (“ASEEMSH”)	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	—	8.5
Omniquest Industrial Limited	ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
Alto Enterprises Limited	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Super Zone Holdings Limited	Advanced Semiconductor Engineering (China) Ltd.	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	ASE (Korea) Inc.	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
ASE Technology Partners, Limited	ASE Technology Acquisition Corporation	Holding company	British Cayman Islands	100.0	100.0
ASE Test	ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
	ASE Holdings (Singapore) Pte Ltd	Holding company	Singapore	100.0	100.0
	ASE Investment (Labuan) Inc.	Holding company	Malaysia	29.9	29.9
ASE Test Holdings, Ltd.	ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ISE Labs, Inc.	ISE Services, Inc.	Engaged in turnkey services of semiconductors	U.S.A.	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

Global Advanced Packaging Technology Limited	ASE Assembly & Test (Shanghai) Limited (“ASESH”)	Engaged in the packaging and testing of semiconductors and leasing of properties	Shanghai, China	100.0	100.0
ASESH	Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
	ISE Labs, China, Ltd.	Engaged in the testing of semiconductor	Shanghai, China	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd. (“DH”)	Engaged in the development, construction and sale of real estate properties	Shanghai, China	60.0	60.0
DH	Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of properties for shopping center	Kun Shan, China	100.0	100.0
	Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Yao Estate Development Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Fan Business Management Co., Ltd.	Engaged in the management of commercial complex services and department store trading	Shanghai, China	100.0	100.0
ASE Corporation	ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
	ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
ASE Mauritius Inc.	ASEMTL	Engaged in the production of substrates	Shanghai, China	91.5	91.5
	ASEEMSH	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	—	91.5

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

ASE Labuan Inc.	ASE Electronics Inc.	Engaged in the production of substrates	R.O.C.	100.0	100.0
ASEMTL	Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
	DH	Engaged in the development, construction and sale of real estate properties (spun off to ASEEMSH in November 2023)	Shanghai, China	40.0	—
	Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	0.8	0.8
ASEEMSH	DH	Engaged in the development, construction and sale of real estate properties (spun off from ASEMTL in November 2023)	Shanghai, China	—	40.0
USIINC	Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
Huntington Holdings International Co., Ltd.	Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
	Real Tech Holdings Limited	Holding company	British Virgin Islands	100.0	100.0
	Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	100.0	100.0
Real Tech Holdings Limited	USI Enterprise Limited (“USIE”)	Engaged in the service of investment advisory and warehousing management	Hong Kong	100.0	100.0
USIE	USISH	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	77.2	77.0
USISH	Universal Global Technology Co., Limited	Holding company	Hong Kong	100.0	100.0
	Universal Global Technology (Kunshan) Co., Ltd. (“UGKS”)	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	100.0	100.0
	Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sales of electronic components and telecommunications equipment	Shanghai, China	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd. (“USISZ”)	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Technology (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services	Huizhou, China	100.0	100.0
	FINANCIERE AFG (”FAFG”)	Holding company	France	10.4	10.4
Universal Global Technology Co., Limited	Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	100.0	100.0
	Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services	R.O.C.	100.0	100.0
	USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	100.0	100.0
	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	100.0	100.0
	USI Japan Co., Ltd.	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories	Japan	100.0	100.0
	USISZ	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Universal Global Electronics Co., Ltd. (“UGHK”)	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory	Hong Kong	100.0	100.0
	Universal Scientific Industrial (France)	Engaged in investing activities	France	100.0	100.0
	UNIVERSAL SCIENTIFIC INDUSTRIAL VIETNAM COMPANY LIMITED	Engaged in IC assembly for wearable devices	Vietnam	100.0	100.0
	Universal Ample Technology Co., Limited	Holding company, and was established in May 2023	Hong Kong	—	75.1
Universal Global Industrial Co., Limited	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	(Note 1)	(Note 1)
UGTW	Universal Scientific Industrial Co., Ltd.	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories	R.O.C.	100.0	100.0
UGHK	Universal Scientific Industrial Poland Sp. z o.o.	Engaged in the design and manufacturing of electronic components and new electronic applications	Poland	100.0	100.0
Universal Global Electronics (Shanghai) Co., Ltd.	USI Science and Technology (Shenzhen) Co., Ltd.	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties	Shenzhen, China	100.0	100.0
Universal Ample Technology Co., Limited	setus 80. GmbH	Holding company, and was established in May 2023	Germany	—	100.0
setus 80. GmbH	Hirschmann Car Communication Holding S.a.r.l. (“Hirschmann”)	Holding company	Luxembourg	—	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

Hirschmann	Hirschmann Car Communication GmbH	Engaged in the research and development, manufacturing and sales of PCBAs and tuners	Germany	—	100.0
	Hirschmann Car Communication Kft.	Engaged in the manufacturing and sales of antennas, RF amplifiers, connectors and wave straps	Hungary	—	100.0
	Hirschmann Car Communication, Inc.	Engaged in the research and development, and sales marketing	U.S.A.	—	100.0
Hirschmann Car Communication GmbH	Hirschmann Car Communication S.A.S.	Engaged in the research and development, and sales marketing	France	—	100.0
	Hirschmann Car Communication (Shanghai) Co., Ltd.	Engaged in the sales of antennas, RF amplifiers and wave straps, PCBs, and tuners	Shanghai, China	—	100.0
Universal Scientific Industrial (France)	FAFG	Holding company	France	89.6	89.6
FAFG	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	100.0	100.0
	ASTEELFLASH (BEDFORD) LIMITED	Engaged in the design and manufacturing of electronic components	United Kingdom	100.0	100.0
	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	99.9	99.9
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH HONG KONG LIMITED	Holding company	Hong Kong	100.0	100.0
	ASTEELFLASH GERMANY GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH US HOLDING CORP.	Holding company	U.S.A.	100.0	100.0
	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	0.5	0.5

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components	Czech Republic	100.0	100.0
ASTEELFLASH (BEDFORD) LIMITED	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH TECHNOLOGIE	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	(Note 1)	(Note 1)
ASTEELFLASH FRANCE	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEELFLASH TECHNOLOGIE	Engaged in projection of plastic and the design and manufacturing of industrial components	France	100.0	100.0
	ASTEELFLASH BRETAGNE	Engaged in the design and manufacturing of electronic components	France	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
	AFERH TUNISIE	Engaged in the management, training and consulting of organization and human resources	Tunisia	99.5	99.5
ASTEELFLASH HONG KONG LIMITED	Asteelflash Suzhou Co., Ltd.	Engaged in the design and manufacturing of electronic components	Suzhou, China	100.0	100.0
Asteelflash Suzhou Co., Ltd.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH GERMANY GmbH	ASTEELFLASH HERSFELD GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH EBERBACH GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASTEELFLASH BONN GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—
	ASTEELFLASH SCHWANDORF GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—
	ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	EN ELECTRONIC NETWORK SRL	Engaged in the design and manufacturing of electronic components	Romania	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH MEXICO S.A. de C.V.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH US HOLDING CORP.	ASTEELFLASH USA CORP.	Engaged in the design and manufacturing of electronic components	U.S.A.	100.0	100.0
ASTEELFLASH USA CORP.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
SPIL	SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	100.0	100.0
	Siliconware Precision Malaysia Sdn. Bhd.	Engaged in the assembly and testing, and was established in September 2023	Malaysia	—	100.0
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	100.0	100.0
	SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	100.0	100.0
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0

Note 1:	The number of shares held was 1 share or 3 shares and the percentage of ownership was less than 0.1%.

Business Combinations
e.	Business combinations
Acquisitions of businesses are accounted for using the acquisition method. Acquisition-related costs are generally recognized in profit or loss as they are incurred.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after re-assessment,
the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Where the consideration the Group transfers in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and considered as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with the corresponding adjustments being made against goodwill or gains on bargain purchases. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed as of the acquisition date. The measurement period does not exceed 1 year from the acquisition date.
The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration not classified as equity is remeasured at fair value at the end of subsequent reporting period with any gain or loss recognized in profit or loss.
When a business combination is achieved in stages, the Group’s previously held equity interest in an acquiree is remeasured to fair value at acquisition date, and the resulting gain or loss, if any, is recognized in profit or loss or other comprehensive income. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are recognized on the same basis as would be required had those interest been directly disposed of by the Group.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted retrospectively during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
Business combination involving entities under common control is not accounted for using the acquisition method but is accounted for at the carrying amounts of the entities. The Group elected not to restate comparative information of the prior period in the financial statements as the business combination was an organization restructure under common control.

Foreign Currencies
f.	Foreign currencies
In preparing the financial statements of each individual entity, transactions in currencies other than the entity’s functional currency (i.e. foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions.

At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Exchange differences on monetary items arising from settlement or translation are recognized in profit or loss in the period in which they arise except for exchange differences on transactions entered into in order to hedge certain foreign currency risks.
Non-monetary
items denominated in foreign currencies that are measured at fair value are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising from the retranslation of non-monetary
items are included in profit or loss for the period except for exchange differences arising from the retranslation of non-monetary
items in respect of which gains and losses are recognized directly in other comprehensive income, in which cases, the exchange differences are also recognized directly in other comprehensive income.
Non-monetary
items denominated in a foreign currency and measured at historical cost are translated using the exchange rate at the date of the transaction, and are not retranslated.
For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including subsidiaries, associates and joint ventures in other countries that use currencies which are different from the currency of the Company) are translated into the New Taiwan dollars using exchange rates prevailing at each balance sheet date. Income and expense items are translated at the average exchange rates for the period. The resulting currency translation differences are recognized in other comprehensive income and accumulated in equity attributed to the owners of the Company and non-controlling
interests as appropriate.
On the disposal of the Group’s entire interest in a foreign operation, or a disposal involving the loss of control over a subsidiary that includes a foreign operation, or a partial disposal of an interest in a joint arrangement or an associate that includes a foreign operation of which the retained interest becomes a financial asset, all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
In relation to a partial disposal of a subsidiary that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences is re-attributed
to the
non-controlling
interests of the subsidiary and is not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences recognized in other comprehensive income is reclassified to profit or loss.
Goodwill and fair value adjustments recognized on identifiable assets and liabilities of acquired foreign operation are treated as assets and liabilities of the foreign operation and translated at the rates of exchange prevailing at the end of each reporting period. Exchange differences are recognized in other comprehensive income.

Inventories and Inventories Related to Real Estate Business
g.	Inventories and inventories related to real estate business
Inventories, including raw materials, supplies, work in process, finished goods, and materials and supplies in transit are stated at the lower of cost or net realizable value. Inventory write-downs are made by item, except for those that may be appropriate to group items of similar or related inventories. Net realizable value is the estimated selling prices of inventories less all estimated costs of completion and estimated costs necessary to make the sale. Raw materials and supplies are recorded at moving average cost while work in process and finished goods are recorded at standard cost.
Inventories related to real estate business include land and buildings held for sale, land held for construction and construction in progress. Land held for development is recorded as land held for construction upon obtaining the title of ownership. Prior to the completion, the borrowing costs directly attributable to construction in progress are capitalized as part of the cost of the asset. Construction in progress is transferred to land and buildings held for sale upon completion. Land and buildings held for sale, construction in progress and land held for construction are stated at the lower of cost or net realizable value and related write-downs are made by item. The amounts received in advance for real estate properties are first recorded as advance receipts and then recognized as revenue when the construction is completed and the title and significant risk of the real estate properties are transferred to customers. Cost of sales of land and buildings held for sale are recognized based on the ratio of property sold to the total property developed.

Investments in associates and joint ventures
h.	Investments in associates and joint ventures
An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Joint venture is a joint arrangement whereby the Group and other parties that have joint control of the arrangement have rights to the net assets of the arrangement.
The Group applies the equity method to investments in an associate and joint venture.
Under the equity method, investments in an associate and a joint venture are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate and joint venture. The Group also recognizes the changes in the Group’s share of equity of associates and joint venture.
Any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets and liabilities of an associate or a joint venture at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment and is not amortized. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of acquisition after reassessment is recognized immediately in profit or loss.
When the Group subscribes for additional new shares of an associate and joint venture at a percentage different from its existing ownership percentage, the resulting carrying amount of the investment differs from the amount of the Group’s proportionate interest in the associate and joint venture. The Group records such a difference as an adjustment to investments with the corresponding amount charged to gain or loss on disposal of investments accounted for using the equity method. When the Group reduces its ownership interest in an associate or a joint venture but the Group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognised in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.
When the Group’s share of losses of an associate and a joint venture equals or exceeds its interest in that associate and joint venture (which includes any carrying amount of the investment accounted for using the equity method and long-term interests that, in substance, form part of the Group’s net investment in the associate and joint venture), the Group discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Group has incurred legal obligations or constructive obligations, or made payments on behalf of that associate and joint venture.
The entire carrying amount of an investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.
The Group discontinues the use of the equity method from the date on which its investment ceases to be an associate and a joint venture. Any retained investment is measured at fair value at that date, and the fair value is regarded as the investment’s fair value on initial recognition as a financial asset. The difference between the previous carrying amount of the associate and the joint venture attributable to the retained interest and its fair value is included in the determination of the gain or loss on disposal of the associate and the joint venture. The Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate and joint venture on the same basis as would be required had that associate directly disposed of the related assets or liabilities. If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Group continues to apply the equity method and does not remeasure the retained interest.

When a group entity transacts with its associate and joint venture, profits and losses resulting from the transactions with the associate and joint venture are recognized in the Group’ consolidated financial statements only to the extent that interests in the associate and the joint venture are not related to the Group.

Property, Plant and Equipment
i.	Property, plant and equipment
Except for land which is stated at cost, property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment.
Properties in the course of construction are carried at cost, less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Such assets are depreciated and classified to the appropriate categories of property, plant and equipment when completed and ready for their intended use.
Freehold land is not depreciated.
Depreciation of property, plant and equipment is recognized using the straight-line method. Each significant part is depreciated separately. The estimated useful lives, residual values and depreciation method are reviewed at each balance sheet date, with the effect of any changes in estimate accounted for on a prospective basis.
On derecognition of an item of property, plant and equipment, the difference between the sales proceeds and the carrying amount of the asset is recognized in profit or loss.

Investment Properties
j.	Investment properties
Investment properties are properties held to earn rental and/or for capital appreciation. Investment properties include right-of-use
assets and properties under construction that meet the definition of investment properties.
Freehold investment properties are initially measured at cost, including transaction costs. Subsequent to initial recognition, investment properties are measured at cost less accumulated depreciation and accumulated impairment loss.
Investment properties acquired through leases are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made on or before the commencement date, plus initial direct costs incurred and an estimate of costs needed to restore the underlying assets, less any lease incentives received. These investment properties are subsequently measured at cost less accumulated depreciation and accumulated impairment loss and adjusted for any remeasurement of the lease liabilities.
Depreciation is recognized using the straight-line method.
Investment properties under construction are measured at cost less accumulated impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Depreciation of these assets commences when the assets are ready for their intended use.
For a transfer of classification from investment properties to property, plant and equipment and to right-of-use
assets, the deemed cost of the property for subsequent accounting is its carrying amount at the commencement of owner-occupation.

For a transfer of classification from property, plant and equipment and right-of-use
assets to investment properties, the deemed cost of an item of property for subsequent accounting is its carrying amount at the end of owner-occupation.
For a transfer of classification from inventories to investment properties, the deemed cost of an item of property for subsequent accounting is its carrying amount at the inception of an operating lease.
On derecognition of an investment property, the difference between the net disposal proceeds and the carrying amount of the asset is included in profit or loss.

Goodwill
k.	Goodwill
Goodwill arising from an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment loss.
For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units or groups of cash-generating units (referred to as “cash-generating unit”) that is expected to benefit from the synergies of the combination.
A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired, by comparing its carrying amount, including the attributed goodwill, with its recoverable amount. However, if the goodwill allocated to a cash-generating unit was acquired in a business combination during the current annual period, that unit shall be tested for impairment before the end of the current annual period. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then pro rata to the other assets of the unit based on the carrying amount of each asset in the unit. Any impairment loss is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Other Intangible Assets
l.	Other intangible assets

1)	Separate acquisition
Other intangible assets with finite useful lives acquired separately are initially measured at cost and subsequently measured at cost less accumulated amortization and accumulated impairment loss. Other intangible assets are amortized using the straight-line method over their estimated useful lives. The estimated useful lives, residual values, and amortization methods are reviewed at each balance sheet date, with the effect of any changes in estimate being accounted for on a prospective basis.

2)	Acquired through business combinations
Other intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date which is regarded as their cost. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

3)	Derecognition
On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss.

Impairment of Tangible and Intangible Assets Other than Goodwill
m.	Impairment of property, plant and equipment, right-of-use asset, investment properties and intangible assets other than goodwill
At each balance sheet date or whenever events or changes in circumstances indicate that the carrying value may not be recoverable, the Group reviews the carrying amounts of its property, plant and equipment, right-of-use
asset, investment properties and intangible assets, excluding goodwill, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Corporate assets are allocated to the individual cash-generating units on a reasonable and consistent basis of allocation. The recoverable amount is the higher of fair value less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.
When an impairment loss is subsequently reversed, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial Instruments
n.	Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at FVTPL) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

1)	Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a settlement date basis.

a)	Measurement categories
Financial assets held by the Group are classified into the following categories: financial assets at FVTPL, financial assets at amortized cost and investments in debt instruments and equity instruments at FVTOCI.

i.	Financial asset at FVTPL
Financial asset is classified as at FVTPL when the financial asset is mandatorily classified or it is designated as at FVTPL. The Group’s financial assets mandatorily classified as at FVTPL include investments in equity instruments which are not designated as at FVTOCI and debt instruments that do not meet the amortized cost criteria or the FVTOCI criteria.
Financial assets at FVTPL are subsequently measured at fair value, and any dividends or interest earned on such financial assets are recognized in other income; any remeasurement gains or losses on such financial assets are recognized in other gains or losses.

Fair value is determined in the manner described in Note 34.

ii.	Financial assets at amortized cost
Financial assets that meet the following conditions are subsequently measured at amortized cost:

i)	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Subsequent to initial recognition, financial assets at amortized cost, including cash and cash equivalents, trade receivables at amortized cost, other receivables and other financial assets, are measured at amortized cost, which equals to gross carrying amount determined using the effective interest method less any impairment loss. Exchange differences are recognized in profit or loss.
Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for:

i)
Purchased or originated credit-impaired financial assets, for which interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset; and

ii)
Financial assets that are not credit-impaired on purchase or origination but have subsequently become credit-impaired, for which interest income is calculated by applying the effective interest rate to the amortized cost of such financial assets in subsequent reporting periods.

A financial asset is credit impaired when one or more of the following events have occurred:

i)	Significant financial difficulty of the issuer or the borrower;

ii)	Breach of contract, such as a default;

iii)	It is becoming probable that the borrower will enter bankruptcy or undergo a financial reorganization; or

iv)	The disappearance of an active market for that financial asset because of financial difficulties.
Cash equivalents include time deposits with original maturities within 3 months from the date of acquisition, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.

iii.	Investments in debt instruments at FVTOCI
For the Group’s debt instruments that meet the following conditions are subsequently measured at FVTOCI:

i)	the debt instrument is held within a business model whose objective is achieved by both the collecting of contractual cash flows and the selling of the financial assets; and

ii)	the contractual terms of the debt instrument give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Investments in debt instruments at FVTOCI are subsequently measured at fair value. Changes in the carrying amounts of these debt instruments relating to changes in foreign currency exchange rates, interest income calculated using the effective interest method and impairment losses or reversals are recognized in profit or loss. Other changes in the carrying amount of these debt instruments are recognized in other comprehensive income and will be reclassified to profit or loss when the investment is disposed of.

iv.	Investments in equity instruments at FVTOCI
On initial recognition, the Group make an irrevocable election to designate investments in equity instruments as at FVTOCI. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination.
Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments, instead, they will be transferred to retained earnings.
Dividends on these investments in equity instruments are recognized in profit or loss when the Group’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

b)	Impairment of financial assets and contract assets
At each balance sheet date, the Group recognizes a loss allowance for expected credit losses on financial assets at amortized cost (including trade receivables) and investments in debt instruments that are measured at FVTOCI and contract assets.
The Group always recognizes lifetime Expected Credit Loss (“ECL”) for trade receivables and contract assets. For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to
12-month
ECL.
Expected credit losses reflect the weighted average of credit losses with the respective risks of a default occurring as the weights. Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast,
12-month
ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and does not reduce the carrying amount of the financial asset.

c)	Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.
On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in a debt instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss which had been recognized in other comprehensive income is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss, and the cumulative gain or loss which had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2)	Equity instruments
Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.
Repurchase of the Company’s own equity instruments is recognized in and deducted directly from equity and calculated separately by repurchase category. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3)	Financial liabilities

a)	Subsequent measurement
All financial liabilities are measured at amortized cost using the effective interest method except for:
Financial liabilities are classified as at FVTPL when such financial liabilities are held for trading. Financial liabilities held for trading are stated at fair value, and any gains or losses on such financial liabilities are recognized in other gains or losses.
Fair value is determined in the manner described in Note 34.

b)	Derecognition of financial liabilities
The difference between the carrying amount of a financial liability derecognized and the consideration paid, including any non-cash
assets transferred or liabilities assumed, is recognized in profit or loss.

4)	Derivative financial instruments
The Group enters into a variety of derivative financial instruments to manage its exposure to foreign exchange rate risks, including forward exchange contracts and swap contracts.

Derivatives are initially recognized at fair value at the date on which the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument; in which event, the timing of the recognition in profit or loss depends on the nature of the hedging relationship. When the fair value of a derivative financial instrument is positive, the derivative is recognized as a financial asset; when the fair value of a derivative financial instrument is negative, the derivative is recognized as a financial liability.
Derivatives embedded in hybrid contracts that contain financial asset hosts that is within the scope of IFRS 9 are not separated; instead, the classification is determined in accordance with the entire hybrid contract. Derivatives embedded in non-derivative
host contracts that are not financial assets that is within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

5)	Convertible bonds issued by the subsidiaries
The component parts of compound instruments (i.e., convertible bonds) issued by the subsidiary are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
On initial recognition, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible
instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or upon the instrument’s maturity date. Any embedded derivative liability is measured at fair value.
The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in non-controlling
interests, and is not subsequently remeasured. When the conversion option remains unexercised at maturity, the balance recognized in non-controlling
interests will be transferred to capital surplus - the change of interest in subsidiaries.
Transaction costs that relate to the issuance of the convertible bonds are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in non-controlling
interests. Transaction costs relating to the liability component are included in the carrying amount of the liability component.

Hedge Accounting
o.	Hedge accounting
The Group designates certain
non-derivatives
as hedging instruments in respect of foreign currency risk in fair value hedges.

1)	Fair value hedges
Gains or losses on hedging instruments that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The change in the fair value of the hedging instrument and the change in the hedged item attributable to the hedged risk are recognized in profit or loss in the line item relating to the hedged item.
The Group discontinues hedge accounting only when the hedging relationship ceases to meet the qualifying criteria; for instance, when the hedging instrument expires or is sold, terminated or exercised.

2)	Hedges of net investments in foreign operations
Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in other comprehensive income and accumulated under the heading of foreign currency translation reserve. The gains or losses relating to the ineffective portion are recognized immediately in profit or loss.
The gains and losses on the hedging instrument relating to the effective portion of the hedge, which were accumulated in the foreign currency translation reserve, are reclassified to profit or loss on the disposal or partial disposal of a foreign operation.

Revenue Recognition
p.	Revenue recognition
The Group identifies the contracts with customers, allocates transaction prices to performance obligations and, when performance obligations are satisfied, recognizes revenues at fixed amounts as agreed in the contracts with taking estimated volume discounts into consideration.
For contracts where the period between the date on which the Group transfers a promised good or service to a customer and the date on which the customer pays for that good or service is one year or less, the Group does not adjust the promised amount of consideration for the effects of a significant financing component.
The Group’s duration of contracts with customers is expected to be one year or less, and the consideration from contracts with customers is included in transaction price and, therefore, can apply the practical expedient that not to disclose the performance obligations including (i) the aggregate amount of the transaction price allocated to the performance obligations that are not fully satisfied or have partially completed at the end of the reporting period, and (ii) the expected timing for recognition of revenue.
The Group’s operating revenues include revenues from sale of goods and services as well as sale and leasing of real estate properties.
When customers control goods while they are manufactured in progress, the Group measures the progress on the basis of costs incurred relative to the total expected costs as there is a direct relationship between the costs incurred and the progress of satisfying the performance obligations. Revenue and contract assets are recognized during manufacture and contract assets are reclassified to trade receivables when the manufacture is completed or when the goods are shipped upon customer’s request.

The Group recognizes revenues and trade receivables when the goods are shipped or when the goods are delivered to the customer’s specific location because it is the time when the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility for sales to future customers and bears the risks of obsolescence.
Revenues from sale of real estate properties are recognized when customers purchase real estate properties and complete the transfer procedures. Revenues from leasing real estate properties are recognized during leasing periods on the straight-line basis.

Leases
q.	Leases
At the inception of a contract, the Group assesses whether the contract is, or contains, a lease.
For a contract that contains a lease component and
non-lease
components, the Group elects to account for the lease and
non-lease
components as a single lease component.

1)	The Group as lessor
Leases are classified as finance leases whenever the terms of a lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.
When the Group subleases a
right-of-use
asset, the sublease is classified by reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset. However, if the head lease is a short-term lease that the Group, as a lessee, has accounted for applying recognition exemption, the sublease is classified as an operating lease.
Lease payments (less any lease incentives payable) from operating leases are recognized as income on a straight-line basis over the terms of the relevant leases. Initial direct costs incurred in obtaining operating leases are added to the carrying amounts of the underlying assets and recognized as expenses on a straight-line basis over the lease terms.

2)	The Group as lessee
The Group recognizes
right-of-use
assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value
asset leases accounted for applying a recognition exemption where lease payments are recognized as expenses on a straight-line basis over the lease terms.
Right-of-use
assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made on or before the commencement date, plus any initial direct costs incurred and an estimate of costs needed to restore the underlying assets, and less any lease incentives received.
Right-of-use
assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities.
Right-of-use
assets are presented on a separate line in the consolidated balance sheets. With respect to the recognition and measurement of right-of-use
assets that meet the definition of investment properties, refer to the aforementioned accounting policies for investment properties.
Right-of-use
assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use
assets or the end of the lease terms. However, if leases transfer ownership of the underlying assets to the Group by the end of the lease terms or if the costs of right-of-use
assets reflect that the Group will exercise a purchase option, the Group depreciates the right-of-use
assets from the commencement dates to the end of the useful lives of the underlying assets.

Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments, in-substance
fixed payments, variable lease payments which depend on an index or a rate, residual value guarantees, the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and payments of penalties for terminating a lease if the lease term reflects such termination, less any lease incentives receivable. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the lessee’s incremental borrowing rate.
Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, a change in the amounts expected to be payable under a residual value guarantee, a change in the assessment of an option to purchase an underlying asset, or a change in future lease payments resulting from a change in an index or a rate used to determine those payments, the Group remeasures the lease liabilities with a corresponding adjustment to the right-of-use
assets. However, if the carrying amount of the
right-of-use
assets is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss. For a lease modification that is not accounted for as a separate lease, the Group accounts for the remeasurement of the lease liability by (a) decreasing the carrying amount of the right-of-use
assets of lease modifications that decreased the scope of the lease, and recognizing in profit or loss any gain or loss on the partial or full termination of the lease; (b) making a corresponding adjustment to the right-of-use
asset of all other lease modifications. Lease liabilities are presented on a separate line in the consolidated balance sheets.
The Group negotiates with the lessor for rent concessions as a direct consequence of the COVID-19 to change the lease payments originally due by June 30, 2022, that results in the revised consideration for the lease substantially the same as, or less than, the consideration for the lease immediately preceding the change. There is no substantive change to other terms and conditions. The Group elects to apply the practical expedient to all of these rent concessions, and therefore, does not assess whether the rent concessions are lease modifications. Instead, the Group recognizes the reduction in lease payment in profit or loss as a deduction of expenses of variable lease payments, in the period in which the events or conditions that trigger the concession occurs, and makes a corresponding adjustment to the lease liability.
Variable lease payments that do not depend on an index or a rate are recognized as expenses in the periods in which they are incurred.

Borrowing Costs
r.	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Other than stated above, all other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Government grants
s.	Government grants
Government grants related to income are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.
Government grants are recognized in other income on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.

Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets are recognized as deferred revenue in the consolidated financial statements and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.
The benefit of a government loan received at a below-market rate of interest is treated as a government grant measured as the difference between the proceeds received and the fair value of the loan based on prevailing market interest rates.

Employee Benefits
t.	Employee benefits

1)	Short-term employee benefits
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related services.

2)	Retirement benefits
Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.
Defined benefit costs (including service cost, net interest and remeasurement) under the defined benefit retirement benefit plans are determined using the projected unit credit method. Service cost (including current service cost and past service cost) and net interest on the net defined benefit liability (asset) are recognized as employee benefits expense in the period they occur. Remeasurement, comprising actuarial gains and losses and the return on plan assets (excluding interest), is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.
Net defined benefit liability (asset) represents the actual deficit (surplus) in the Group’s defined benefit plan. Any surplus resulting from this calculation is limited to the present value of any refunds from the plans or reductions in future contributions to the plans.

Share-based payment arrangements
u.	Share-based payment arrangements
The fair value at the grant date of the employee share options and restricted stocks for employees is expensed on a straight-line basis over the vesting period, based on the Group’s best estimate of the number of options or shares that are expected to ultimately vest, with a corresponding increase in capital surplus - employee share options or non-controlling
interests (employee share options issued by subsidiaries) and other equity - unearned employee benefits or non-controlling
interests (restricted stocks for employees issued by subsidiaries). It is recognized as an expense in full at the grant date if vesting immediately. The grant date of issued ordinary shares for cash which are reserved for employees is the date on which the number of shares that the employees purchase is confirmed.
When restricted stocks for employees are issued, other equity - unearned employee benefits is recognized on the grant date, with a corresponding increase in capital surplus - restricted stocks for employees.
At each balance sheet date, the Group reviews its estimate of the number of employee share options and restricted stocks for employees expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus - employee share options or non-controlling
interests (employee share options issued by subsidiaries) and other equity - unearned employee benefits or non-controlling
interests (restricted stocks for employees issued by subsidiaries).

Taxation
v.	Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax.

1)	Current tax
Income tax payable (recoverable) is based on taxable profit (loss) for the year determined according to the applicable tax laws of each tax jurisdiction. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Adjustments of prior years’ tax liabilities are added to or deducted from the current year’s tax provision.

2)	Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. If a temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit, and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences, the resulting deferred tax asset or liability is not recognized. In addition, a deferred tax liability is not recognized on taxable temporary differences arising from the initial recognition of goodwill.
Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, unused loss carryforwards and unused tax credits for capital expenditure to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary difference associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the assets to be recovered. A previously unrecognized deferred tax asset is also reviewed at each balance sheet date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liabilities are settled or assets are realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amount of its assets and liabilities.
The Group has applied the exception from the recognition and disclosure of deferred tax assets and liabilities relating to Pillar Two income taxes. Accordingly, the Group neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes.

3)	Current and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.
Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

U.S. Dollar Amounts
w.	U.S. Dollar Amounts
A translation of the consolidated financial statements into U.S. dollars is included solely for the convenience of the readers and has been translated from New Taiwan dollar (NT$) at the exchange rate as set forth in the statistical release by the Federal Reserve Board of the United States, which was NT$30.62 to US$
1.00
as of December
29
, 2023. The translation should not be construed as a representation that the NT$ amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.